N-6	Sep. 17, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Sep. 17, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals

If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of $25.

For Policies with an application signed on or after October 13, 2025, if you surrender the Policy within the first 14 Policy Years, you will be subject to a surrender charge of up to 5.80% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,800.

For Policies with an application signed before October 13, 2025 (and Policies issued in CA), if you surrender the Policy within the first 10 Policy Years, you will be subject to a surrender charge of up to 5.65% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,650.

For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS” in the Prospectus.

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals

If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of $25.

For Policies with an application signed on or after October 13, 2025, if you surrender the Policy within the first 14 Policy Years, you will be subject to a surrender charge of up to 5.80% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,800.

For Policies with an application signed before October 13, 2025 (and Policies issued in CA), if you surrender the Policy within the first 10 Policy Years, you will be subject to a surrender charge of up to 5.65% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,650.

For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS” in the Prospectus.

Item 4. Fee Table [Text Block]

The Premium Expense Charge section and the Surrender Charge section in the FEE TABLE –Transaction Fees section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Premium Expense Charge (for Policies with an application signed on or after October 13, 2025):	Upon receipt of each premium payment	5% of each premium payment	3.5% of each premium payment
Surrender Charge (for Policies with an application signed on or after October 13, 2025): (1)
Minimum and Maximum Charge	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 14 Policy Years	$2.25 – $58.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$2.25 – $58.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Charge for a 49 year old male in the nontobacco class during the first Policy Year	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 14 Policy Years	$39.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$39.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable

(1)	The Surrender Charge varies based on individual characteristics such as the Insured’s Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year (the tenth Policy Year for Policies with an application sign before October 13, 2025, and Policies issued in CA). The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Effective October 13, 2025, the FEE TABLE – Periodic Charges Other Than Fund Operating Expenses section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Cost of Insurance (for Policies with an application signed on or after October 13, 2025):(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.01 – $70.46 per $1,000 of Net Amount at Risk(2)

Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1,000 of Net Amount at Risk

Standard Administrative Fee (for Policies with an application signed on or after October 13, 2025):	On the Policy Effective Date and each Monthly Anniversary Day	$9.00	$9.00
(1)	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.

(2)	See definition of Net Amount at Risk in Special Terms.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Administrative Charge (for Policies with an application signed on or after October 13, 2025):(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.10 – $3.41 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.04 - $1.36 per $1,000 of Initial Face Amount thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter
Administrative Charge For Face Amount Increases (for Policies with an application signed on or after October 13, 2025): (4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.75 – $4.95 per $1,000 of any increase in Face Amount	$0.75 – $4.95 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$3.30 per $1,000 of any increase in Face Amount	$3.30 per $1,000 of any increase in Face Amount

Net Cost of Loans (for Policies with an application signed on or after October 13, 2025)(5)	On each Policy Anniversary, as applicable (6)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter for both standard and carryover loans.	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% for all loans in Policy Years 11 and thereafter

(3)	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(4)	The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(5)	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).
(6)	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
ExtendCare Rider (for Policies with an application signed on or after October 13, 2025) (9)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.01 – $18.96 per $1,000 of Net Amount at Risk	$0.01 – $16.62 per $1,000 of Net Amount at Risk
Charge for a 57 year old female in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000 and monthly benefit of $10,800	On the Effective Date and each Monthly Anniversary Day	$0.01 per $1,000 of Net Amount at Risk	$0.01 per $1,000 of Net Amount at Risk
Extended No-Lapse Guarantee Rider(11)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.03 – $0.92 per $1,000 of Face Amount	$0.03 – $0.92 per $1,000 of Face Amount

Charge for a 45 year old male in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000	On the Effective Date and each Monthly Anniversary Day	$0.16 per $1,000 of Face Amount	$0.16 per $1,000 of Face Amount

(9)	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Insured’s Issue Age, sex and rate (i.e., underwriting) class, the number of years that the Policy has been in force, Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.
(11)	The charge for the Extended No-Lapse Guarantee Rider varies based on the Issue Age, underwriting class, Face Amount, and sex of the Insured. The rider charge shown for the representative insured may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office. Not available in CA.

Transaction Expenses [Table Text Block]

The Premium Expense Charge section and the Surrender Charge section in the FEE TABLE –Transaction Fees section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Premium Expense Charge (for Policies with an application signed on or after October 13, 2025):	Upon receipt of each premium payment	5% of each premium payment	3.5% of each premium payment
Surrender Charge (for Policies with an application signed on or after October 13, 2025): (1)
Minimum and Maximum Charge	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 14 Policy Years	$2.25 – $58.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$2.25 – $58.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Charge for a 49 year old male in the nontobacco class during the first Policy Year	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 14 Policy Years	$39.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$39.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
(1)	The Surrender Charge varies based on individual characteristics such as the Insured’s Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year (the tenth Policy Year for Policies with an application sign before October 13, 2025, and Policies issued in CA). The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Premium Taxes, Description [Text Block]	Premium Expense Charge
Premium Taxes, When Deducted [Text Block]	Upon receipt of each premium payment
Premium Taxes (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes (of Premium Payments), Current [Percent]	3.50%
Other Surrender Fees, Description [Text Block]	Surrender Charge	[1]
Other Surrender Fees, When Deducted [Text Block]	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 14 Policy Years	[1]
Other Surrender Fees, Maximum [Dollars]	$ 58	[1]
Other Surrender Fees, Minimum [Dollars]	$ 2.25	[1]
Other Surrender Fees, Footnotes [Text Block]	The Surrender Charge varies based on individual characteristics such as the Insured’s Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year (the tenth Policy Year for Policies with an application sign before October 13, 2025, and Policies issued in CA). The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
Other Transaction Fee, Description [Text Block]	Standard Administrative Fee
Other Transaction Fee, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Other Transaction Fee, Maximum [Dollars]	$ 9
Other Transaction Fee, Current [Dollars]	$ 9
Periodic Charges [Table Text Block]

Effective October 13, 2025, the FEE TABLE – Periodic Charges Other Than Fund Operating Expenses section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Cost of Insurance (for Policies with an application signed on or after October 13, 2025):(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.01 – $70.46 per $1,000 of Net Amount at Risk(2)

Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1,000 of Net Amount at Risk

Standard Administrative Fee (for Policies with an application signed on or after October 13, 2025):	On the Policy Effective Date and each Monthly Anniversary Day	$9.00	$9.00
(1)	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
(2)	See definition of Net Amount at Risk in Special Terms.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Administrative Charge (for Policies with an application signed on or after October 13, 2025):(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.10 – $3.41 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.04 - $1.36 per $1,000 of Initial Face Amount thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter
Administrative Charge For Face Amount Increases (for Policies with an application signed on or after October 13, 2025): (4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.75 – $4.95 per $1,000 of any increase in Face Amount	$0.75 – $4.95 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$3.30 per $1,000 of any increase in Face Amount	$3.30 per $1,000 of any increase in Face Amount

Net Cost of Loans (for Policies with an application signed on or after October 13, 2025)(5)	On each Policy Anniversary, as applicable (6)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter for both standard and carryover loans.	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% for all loans in Policy Years 11 and thereafter

(3)	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(4)	The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(5)	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).
(6)	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
ExtendCare Rider (for Policies with an application signed on or after October 13, 2025) (9)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.01 – $18.96 per $1,000 of Net Amount at Risk	$0.01 – $16.62 per $1,000 of Net Amount at Risk
Charge for a 57 year old female in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000 and monthly benefit of $10,800	On the Effective Date and each Monthly Anniversary Day	$0.01 per $1,000 of Net Amount at Risk	$0.01 per $1,000 of Net Amount at Risk
Extended No-Lapse Guarantee Rider(11)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.03 – $0.92 per $1,000 of Face Amount	$0.03 – $0.92 per $1,000 of Face Amount

Charge for a 45 year old male in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000	On the Effective Date and each Monthly Anniversary Day	$0.16 per $1,000 of Face Amount	$0.16 per $1,000 of Face Amount
(9)	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Insured’s Issue Age, sex and rate (i.e., underwriting) class, the number of years that the Policy has been in force, Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.
(11)	The charge for the Extended No-Lapse Guarantee Rider varies based on the Issue Age, underwriting class, Face Amount, and sex of the Insured. The rider charge shown for the representative insured may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office. Not available in CA.

Insurance Cost, Description [Text Block]	Cost of Insurance	[2],[3]
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary	[2],[3]
Insurance Cost, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.On the Policy Effective Date and each Monthly Anniversary$0.18 per $1,000 of Net Amount at Risk$0.04 per $1,000 of Net Amount at Risk	[2],[3]
Insurance Cost, Maximum [Dollars]	$ 83.33	[2],[3]
Insurance Cost, Current [Dollars]	70.46	[2],[3]
Insurance Cost, Minimum [Dollars]	$ 0.01	[2],[3]
Insurance Cost, Footnotes [Text Block]	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
Administrative Expense, Footnotes [Text Block]	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
Optional Benefit Expense, Footnotes [Text Block]	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.
Item 5. Principal Risks [Table Text Block]

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies during the first 14 Policy Years (10 Policy Years for Policies with applications signed before October 13, 2025). The Surrender Value of the Policy is generally the Policy Value less the Surrender Charge and Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Item 11. Other Benefits Available (N-6) [Text Block]

Effective October 13, 2025, the OTHER BENEFITS AVAILABLE UNDER THE POLICY section is amended to include the following:

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider	Guarantees that your Policy will not Lapse during the Maximum Extended Lapse Protection Period set forth in your Policy Schedule.	Optional

●  Only to be added at the time of Policy issue.

●   Death Benefit Option A must be in effect.

●   The Minimum Monthly Requirement will vary by Policy benefits, Issue Age, Face Amount, sex and rate class of the Insured.

●   If on any Monthly Anniversary Day, the Accumulated Net Payments Received does not equal or exceed the Accumulated Minimum Monthly Requirements, this rider will terminate.

●   If on any Monthly Anniversary Day, the Policy Debt exceeds the Policy’s Cash Value, this rider will terminate.

●   Any change in the benefits provided by this Policy made subsequent to the Policy Effective Date and during the Maximum Extended Lapse Protection Period, may result in a change to the Minimum Monthly Requirement and associated rates and charges shown in the Policy Schedule.

Effective October 13, 2025, the SUPPLEMENTAL RIDERS AND ENDORSEMENTS section is amended to include the following:

Extended No-Lapse Guarantee Rider. The rider guarantees that your Policy will not Lapse during the Maximum Extended Lapse Protection Period set forth in your Policy Schedule, if for each month that the Policy has been in force the Accumulated Net Payments Received, less any Policy debt, is equal to, or greater than, the Accumulated

Minimum Monthly Requirement. The Minimum Monthly Requirement is based upon the Company’s anticipated cost of providing this rider on a specific Policy. This amount varies with Policy benefits, Issue Age, Face Amount, sex and rate class of the Insured. Any change in the benefits provided by this Policy made subsequent to the Policy Effective Date and during the Maximum Extended Lapse Protection Period, may result in a change to the Minimum Monthly Requirement along with associated rates and charges (the “Extended Lapse Protection Premium Expense Charge”) shown in the Policy Schedule. If a partial surrender or elected decrease is made during the Maximum Extended Lapse Protection Period, the Accumulated Net Payments Received is assessed the Surrender Charge on a pro rata basis.

If on any Monthly Anniversary Day, the Accumulated Net Payments Received, less any Policy Debt, does not equal or exceed the Accumulated Minimum Monthly Requirements or the Policy Debt exceeds the Cash Value, this rider will terminate. The Extended No-Lapse Guarantee Rider will terminate when the insured reaches the age of 121. The Extended No-Lapse Guarantee Rider is only available with the Death Benefit Option A (Level Death Benefit). A change to Death Benefit Option B (Increasing Death Benefit) will result in the rider being terminated. This rider is not available in California.

The Accumulated Minimum Monthly Requirement equals the Minimum Monthly Requirement for a given month plus the total Accumulated Minimum Monthly Requirement from prior months multiplied by one plus the Threshold Accumulation Factor shown in the Policy Schedule.

The Accumulated Net Payments Received equals the Extended Lapse Net Premium Received for a given month plus the total Accumulated Net Payments Received from prior months, and then that total is accumulated with interest. The interest rate(s) used depends on the relative values of the Accumulated Net Payments Received and the Accumulated Fund Threshold. The Accumulated Fund Threshold is equal to the Accumulated Fund Threshold value from the previous month accumulated with interest at the Threshold Accumulation Factor shown on the Policy Schedule, plus, if it is the first month of a Policy Year, the applicable Threshold Premium shown on the Policy Schedule. One interest rate (the Threshold Accumulation Factor shown on the Policy Schedule) is applied to the amount of Accumulated Net Payments Received up to the Accumulated Fund Threshold, while another interest rate (the Excess Accumulation Factor shown on the Policy Schedule) is applied to the excess of the Accumulated Net Payments Received above the Accumulated Fund Threshold.

Example: Assume a 45 year old male preferred non-smoker purchases a Policy with a $250,000 Face Amount. The Extended No-Lapse Guarantee Rider is added on the Policy. The Policy Schedule indicates the Extended Lapse Protection Premium Expense Charge of 1.00% in Policy Year 1, the initial Minimum Monthly Requirement is $161.88, the Threshold Accumulation Factor is 0.446150%, the Excess Accumulation Factor is 0.105844%, and an initial Threshold Premium of $5,980.25. The owner makes an initial premium payment of $200, which is an Extended Lapse Protection Net Premium Received of $198 ($200 less 1.00%, the Extended Lapse Protection Premium Expense Charge).

In the first policy month, the Accumulated Fund Threshold ($5,980.25) is equal to the initial Threshold Premium. The Accumulated Minimum Monthly Requirement is $162.60 which is $161.88 (the initial Minimum Monthly Requirement) multiplied by 1.00446150 (one plus the Threshold Accumulation Factor). The Accumulated Net Payments Received ($198.00) is less than the Accumulated Fund Threshold ($5,980.25), so the Threshold Accumulation Factor is applied to the entire Accumulated Net Payments Received value. The Accumulated Net Payments Received in the first policy month, after accumulation, is thus $198.88 ($198.00 multiplied by 1.00446150). Because the Accumulated Net Payments Received of $198.88 equals or exceeds the Accumulated Minimum Monthly Requirement $162.60, the conditions have been met for the first month for the rider to remain in effect guaranteeing the Policy remain in force.

Assume on each of the 23 subsequent monthly anniversaries, the owner has made premium payments of the same amount and taken no partial surrenders or Policy Loans. The total premiums paid for the Policy equals $4,800.00.

The Accumulated Net Payments Received at the end of policy month 24 is $5,026.30 and the Accumulated Minimum Monthly Requirement is $4,109.26. Because the Accumulated Net Payments Received equals or exceeds the Accumulated Minimum Monthly Requirement, the conditions have been met on this monthly anniversary day. Since the rider remains in effect, the policy is guaranteed to remain in force. If the Cash Value of the Policy is reduced to zero at this time and the insured dies, the death benefit will still be the Face Amount of $250,000.

Assume that starting with the 24th monthly anniversary, the owner misses the next six anticipated monthly premium payments. At the end of policy month 30, the Accumulated Net Payments Received has accumulated to $5,162.36 while the Accumulated Minimum Monthly Requirement has accumulated to $5,207.02. Also assume that the Cash Value of the Policy is zero. Because the Accumulated Net Payments Received is less than the Accumulated Minimum Monthly Requirement, the owner must pay additional premiums within the 60-day grace period to keep the rider in effect and the Policy in force. Under these circumstances, if the insured dies outside of the 60-day grace period without having made the necessary additional premium payments, the death benefit will be $0.

Withdrawal and Surrender Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies during the first 14 Policy Years (10 Policy Years for Policies with applications signed before October 13, 2025). The Surrender Value of the Policy is generally the Policy Value less the Surrender Charge and Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Administrative Charge For Face Amount Increases [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative Charge For Face Amount Increases	[4]
Administrative Expenses, When Deducted [Text Block]	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	[4]
Administrative Expenses, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate classOn the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days$3.30 per $1,000 of any increase in Face Amount$3.30 per $1,000 of any increase in Face Amount	[4]
Administrative Expense, Maximum [Dollars]	$ 4.95	[4]
Administrative Expense, Current [Dollars]	4.95	[4]
Administrative Expense, Minimum [Dollars]	0.75	[4]
Administrative Charge Initial Face Amount After The First 2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	1.36	[5]
Administrative Expense, Minimum [Dollars]	0.04	[5]
Administrative Charge Initial Face Amount during the first 2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	3.41	[5]
Administrative Expense, Minimum [Dollars]	$ 0.1	[5]
Administrative Charge [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative Charge	[5]
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[5]
Administrative Expenses, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.On the Policy Effective Date and each Monthly Anniversary Day$0.89 per $1,000 of Initial Face Amount$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter	[5]
Administrative Expense, Maximum [Dollars]	$ 3.75	[5]
Administrative Expense, Minimum [Dollars]	$ 0.1	[5]
ExtendCare Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	ExtendCare Rider	[6]
Other Transaction Fee, When Deducted [Text Block]	On the Effective Date and each Monthly Anniversary Day	[6]
Other Transaction Fee, Maximum [Dollars]	$ 18.96	[6]
Other Transaction Fee, Current [Dollars]	16.62	[6]
Other Transaction Fee, Minimum [Dollars]	$ 0.01	[6]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Insured’s Issue Age, sex and rate (i.e., underwriting) class, the number of years that the Policy has been in force, Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.
Extended No-Lapse Guarantee Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Extended No-Lapse Guarantee Rider	[7]
Other Transaction Fee, When Deducted [Text Block]	On the Effective Date and each Monthly Anniversary Day	[7]
Other Transaction Fee, Maximum [Dollars]	$ 0.92	[7]
Other Transaction Fee, Minimum [Dollars]	$ 0.03	[7]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for the Extended No-Lapse Guarantee Rider varies based on the Issue Age, underwriting class, Face Amount, and sex of the Insured. The rider charge shown for the representative insured may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office. Not available in CA.

Name of Benefit [Text Block]	Extended No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Guarantees that your Policy will not Lapse during the Maximum Extended Lapse Protection Period set forth in your Policy Schedule.
Brief Restrictions / Limitations [Text Block]

●  Only to be added at the time of Policy issue.

●   Death Benefit Option A must be in effect.

●   The Minimum Monthly Requirement will vary by Policy benefits, Issue Age, Face Amount, sex and rate class of the Insured.

●   If on any Monthly Anniversary Day, the Accumulated Net Payments Received does not equal or exceed the Accumulated Minimum Monthly Requirements, this rider will terminate.

●   If on any Monthly Anniversary Day, the Policy Debt exceeds the Policy’s Cash Value, this rider will terminate.

●   Any change in the benefits provided by this Policy made subsequent to the Policy Effective Date and during the Maximum Extended Lapse Protection Period, may result in a change to the Minimum Monthly Requirement and associated rates and charges shown in the Policy Schedule.

Name of Benefit [Text Block]	Extended No-Lapse Guarantee Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Extended No-Lapse Guarantee Rider. The rider guarantees that your Policy will not Lapse during the Maximum Extended Lapse Protection Period set forth in your Policy Schedule, if for each month that the Policy has been in force the Accumulated Net Payments Received, less any Policy debt, is equal to, or greater than, the Accumulated

Minimum Monthly Requirement. The Minimum Monthly Requirement is based upon the Company’s anticipated cost of providing this rider on a specific Policy. This amount varies with Policy benefits, Issue Age, Face Amount, sex and rate class of the Insured. Any change in the benefits provided by this Policy made subsequent to the Policy Effective Date and during the Maximum Extended Lapse Protection Period, may result in a change to the Minimum Monthly Requirement along with associated rates and charges (the “Extended Lapse Protection Premium Expense Charge”) shown in the Policy Schedule. If a partial surrender or elected decrease is made during the Maximum Extended Lapse Protection Period, the Accumulated Net Payments Received is assessed the Surrender Charge on a pro rata basis.

If on any Monthly Anniversary Day, the Accumulated Net Payments Received, less any Policy Debt, does not equal or exceed the Accumulated Minimum Monthly Requirements or the Policy Debt exceeds the Cash Value, this rider will terminate. The Extended No-Lapse Guarantee Rider will terminate when the insured reaches the age of 121. The Extended No-Lapse Guarantee Rider is only available with the Death Benefit Option A (Level Death Benefit). A change to Death Benefit Option B (Increasing Death Benefit) will result in the rider being terminated. This rider is not available in California.

The Accumulated Minimum Monthly Requirement equals the Minimum Monthly Requirement for a given month plus the total Accumulated Minimum Monthly Requirement from prior months multiplied by one plus the Threshold Accumulation Factor shown in the Policy Schedule.

The Accumulated Net Payments Received equals the Extended Lapse Net Premium Received for a given month plus the total Accumulated Net Payments Received from prior months, and then that total is accumulated with interest. The interest rate(s) used depends on the relative values of the Accumulated Net Payments Received and the Accumulated Fund Threshold. The Accumulated Fund Threshold is equal to the Accumulated Fund Threshold value from the previous month accumulated with interest at the Threshold Accumulation Factor shown on the Policy Schedule, plus, if it is the first month of a Policy Year, the applicable Threshold Premium shown on the Policy Schedule. One interest rate (the Threshold Accumulation Factor shown on the Policy Schedule) is applied to the amount of Accumulated Net Payments Received up to the Accumulated Fund Threshold, while another interest rate (the Excess Accumulation Factor shown on the Policy Schedule) is applied to the excess of the Accumulated Net Payments Received above the Accumulated Fund Threshold.

Example: Assume a 45 year old male preferred non-smoker purchases a Policy with a $250,000 Face Amount. The Extended No-Lapse Guarantee Rider is added on the Policy. The Policy Schedule indicates the Extended Lapse Protection Premium Expense Charge of 1.00% in Policy Year 1, the initial Minimum Monthly Requirement is $161.88, the Threshold Accumulation Factor is 0.446150%, the Excess Accumulation Factor is 0.105844%, and an initial Threshold Premium of $5,980.25. The owner makes an initial premium payment of $200, which is an Extended Lapse Protection Net Premium Received of $198 ($200 less 1.00%, the Extended Lapse Protection Premium Expense Charge).

In the first policy month, the Accumulated Fund Threshold ($5,980.25) is equal to the initial Threshold Premium. The Accumulated Minimum Monthly Requirement is $162.60 which is $161.88 (the initial Minimum Monthly Requirement) multiplied by 1.00446150 (one plus the Threshold Accumulation Factor). The Accumulated Net Payments Received ($198.00) is less than the Accumulated Fund Threshold ($5,980.25), so the Threshold Accumulation Factor is applied to the entire Accumulated Net Payments Received value. The Accumulated Net Payments Received in the first policy month, after accumulation, is thus $198.88 ($198.00 multiplied by 1.00446150). Because the Accumulated Net Payments Received of $198.88 equals or exceeds the Accumulated Minimum Monthly Requirement $162.60, the conditions have been met for the first month for the rider to remain in effect guaranteeing the Policy remain in force.

Assume on each of the 23 subsequent monthly anniversaries, the owner has made premium payments of the same amount and taken no partial surrenders or Policy Loans. The total premiums paid for the Policy equals $4,800.00.

The Accumulated Net Payments Received at the end of policy month 24 is $5,026.30 and the Accumulated Minimum Monthly Requirement is $4,109.26. Because the Accumulated Net Payments Received equals or exceeds the Accumulated Minimum Monthly Requirement, the conditions have been met on this monthly anniversary day. Since the rider remains in effect, the policy is guaranteed to remain in force. If the Cash Value of the Policy is reduced to zero at this time and the insured dies, the death benefit will still be the Face Amount of $250,000.

Assume that starting with the 24th monthly anniversary, the owner misses the next six anticipated monthly premium payments. At the end of policy month 30, the Accumulated Net Payments Received has accumulated to $5,162.36 while the Accumulated Minimum Monthly Requirement has accumulated to $5,207.02. Also assume that the Cash Value of the Policy is zero. Because the Accumulated Net Payments Received is less than the Accumulated Minimum Monthly Requirement, the owner must pay additional premiums within the 60-day grace period to keep the rider in effect and the Policy in force. Under these circumstances, if the insured dies outside of the 60-day grace period without having made the necessary additional premium payments, the death benefit will be $0.

Interest Rate [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.00%
Interest Rate on or After October 13,2025 [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
Interest Rate on or Before October 13,2025 [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Maximum Surrender Charge [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Current [Dollars]	$ 58	[1]
Minimum Surrender Charge [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Minimum [Dollars]	$ 2.25	[1]
Net Cost Of Loans For Carryover Loans During The First 10 Policy Loans [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	4.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[8]
Net Cost Of Loans For Carryover Loans After The First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Net Cost Of Loans For Standard Loans After The First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Net Cost Of Loans For Standard Loans During The First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[8]
Net Cost Of Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Cost of Loans	[8]
Optional Benefit Charge, When Deducted [Text Block]	On each Policy Anniversary, as applicable	[8],[9]
Policies with an application signed on or after October 13, 2025 [Member]
Item 2. Key Information [Line Items]
Surrender Charge Phaseout Period, Years	14
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.80%
Surrender Charge Example Maximum [Dollars]	$ 5,800
Policies with applications signed before October 13, 2025 [Member]
Item 2. Key Information [Line Items]
Surrender Charge Phaseout Period, Years	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.65%
Surrender Charge Example Maximum [Dollars]	$ 5,650
Withdrawal Charge [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Current [Dollars]	$ 25

[1]	The Surrender Charge varies based on individual characteristics such as the Insured’s Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year (the tenth Policy Year for Policies with an application sign before October 13, 2025, and Policies issued in CA). The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
[2]	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
[3]	See definition of Net Amount at Risk in Special Terms.
[4]	The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
[5]	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
[6]	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Insured’s Issue Age, sex and rate (i.e., underwriting) class, the number of years that the Policy has been in force, Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.
[7]	The charge for the Extended No-Lapse Guarantee Rider varies based on the Issue Age, underwriting class, Face Amount, and sex of the Insured. The rider charge shown for the representative insured may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office. Not available in CA.

[8]	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).
[9]	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.